UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2020 to July 17, 2020

Commission File Number of issuing entity:  333-206582-12

Central Index Key Number of issuing entity:  0001718322

BANK 2017-BNK8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4046715
38-4046716
38-7187336
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on July 31, 2020 (Accession No. 0001056404-20-008535) (the “Original 10-D”).  The purpose of this amendment is to reflect the correct Item 1A and Item 10 Exhibit 102 and Exhibit 103 ABS-EE filing dates.  No modifications were made to the Monthly Distribution Report. No other changes have been made to the Original 10-D other than the changes described above.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Additional Debt: With respect to the DHG Grater Boston Hotel Portfolio Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $2,084,112.00.

On July 17, 2020 a distribution was made to holders of the certificates issued by BANK 2017-BNK8.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BANK 2017-BNK8 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	8.13%	0	N/A

No assets securitized by Bank of America, National Association, Wells Fargo Bank, National Association, Morgan Stanley Mortgage Capital Holdings LLC, and National Cooperative Bank, N.A. (each a "Securitizer") and held by BANK 2017-BNK8 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from  June 18, 2020 to July 17, 2020

Bank of America, National Association filed its most recent Form ABS-15G on May 12, 2020. The CIK number for Bank of America, National Association is 0001102113.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on May 12, 2020. The CIK number for Wells Fargo Bank, National Association is 0000740906.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 15, 2020. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

National Cooperative Bank, N.A. filed its most recent Form ABS-15G on January 15, 2020. The CIK number for National Cooperative Bank, N.A. is 0001577313.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on August 3, 2020 under Commission File No. 333-206582-12 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on August 3, 2020 under Commission File No. 333-206582-12 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BANK 2017-BNK8, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

*REO Account
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BANK 2017-BNK8, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/17/2020	$5,695.07
Current Distribution Date	07/17/2020	$5,500.55

Interest Reserve Account
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	06/17/2020	$0.00
Current Distribution Date	07/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2017-BNK8, relating to the July 17, 2020 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on July 31, 2020 under Commission File No. 333-206582-12 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on August 3, 2020 under Commission File No. 333-206582-12 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on August 3, 2020 under Commission File No. 333-206582-12 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: August 3, 2020